UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

July
Date of reporting period:
January 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Income Opportunities Fund
Class A / AIOAX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 49	0.96% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 714,328,843
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	17%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
NextEra Energy Partners LP 06/15/2026 2.500%	0.9%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
UKG, Inc. 02/10/2031 7.300%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Trivium Packaging Finance BV 08/15/2026 5.500%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund
Class C / RIOCX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 87	1.71% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 714,328,843
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	17%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
NextEra Energy Partners LP 06/15/2026 2.500%	0.9%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
UKG, Inc. 02/10/2031 7.300%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Trivium Packaging Finance BV 08/15/2026 5.500%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund
Institutional Class / CIOZX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 36	0.71% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 714,328,843
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	17%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
NextEra Energy Partners LP 06/15/2026 2.500%	0.9%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
UKG, Inc. 02/10/2031 7.300%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Trivium Packaging Finance BV 08/15/2026 5.500%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund
Institutional 2 Class / CEPRX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 33	0.64% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 714,328,843
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	17%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
NextEra Energy Partners LP 06/15/2026 2.500%	0.9%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
UKG, Inc. 02/10/2031 7.300%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Trivium Packaging Finance BV 08/15/2026 5.500%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund
Institutional 3 Class / CIOYX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 30	0.59% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 714,328,843
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	17%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
NextEra Energy Partners LP 06/15/2026 2.500%	0.9%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
UKG, Inc. 02/10/2031 7.300%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Trivium Packaging Finance BV 08/15/2026 5.500%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund
Class S / CIODX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of October 2, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 23 (a)	0.71% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Key Fund Statistics
Fund net assets	$ 714,328,843
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	17%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
NextEra Energy Partners LP 06/15/2026 2.500%	0.9%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
UKG, Inc. 02/10/2031 7.300%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Trivium Packaging Finance BV 08/15/2026 5.500%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Income Opportunities Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Income Opportunities Fund | 2025

Portfolio of Investments
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	0
Telesat Corp.(b)	101	1,862
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		1,923
Total Communication Services		1,923
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	581	54,666
Total Consumer Discretionary		54,666
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,298	8,723
Total Industrials		8,723
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		65,312

Convertible Bonds 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.9%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	6,642,881	6,286,339
Total Convertible Bonds (Cost $6,146,199)			6,286,339

Corporate Bonds & Notes 92.7%

Aerospace & Defense 1.7%
Bombardier, Inc.(d)
04/15/2027	7.875%	390,000	391,242
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	1,111,000	1,193,925
11/15/2030	9.750%	910,000	1,007,625
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
03/01/2029	6.375%	4,060,000	4,102,511
03/01/2032	6.625%	3,873,000	3,944,774
01/15/2033	6.000%	1,198,000	1,181,386
Total			11,821,463
Airlines 1.2%
American Airlines, Inc.(d)
05/15/2029	8.500%	340,000	358,056
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	1,760,975	1,760,102
04/20/2029	5.750%	4,667,830	4,655,565
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	1,661,411	1,674,352
Total			8,448,075
Automotive 1.3%
Adient Global Holdings Ltd.(d),(e)
02/15/2033	7.500%	386,000	389,593
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	400,000	366,927
Clarios Global LP/US Finance Co.(d)
02/15/2030	6.750%	404,000	410,306
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	1,430,000	1,333,581
IHO Verwaltungs GmbH(d),(f)
11/15/2030	7.750%	836,000	837,961
11/15/2032	8.000%	1,855,000	1,851,571
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	922,000	922,728
04/23/2032	6.875%	2,907,000	2,801,703
Total			8,914,370
Banking 0.1%
Ally Financial, Inc.(g)
Subordinated
01/17/2040	6.646%	351,000	347,417
Brokerage/Asset Managers/Exchanges 1.4%
AG Issuer LLC(d)
03/01/2028	6.250%	874,000	872,557
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	3,295,000	3,425,596
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	4,004,000	4,402,854
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Focus Financial Partners LLC(d)
09/15/2031	6.750%	1,548,000	1,556,443
Total			10,257,450
Building Materials 2.3%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	2,909,000	2,805,269
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	3,525,000	3,502,519
08/01/2030	6.500%	1,436,000	1,481,129
Masterbrand, Inc.(d)
07/15/2032	7.000%	410,000	419,175
Quikrete Holdings, Inc.(d),(e)
03/01/2032	6.375%	2,578,000	2,589,240
03/01/2033	6.750%	951,000	955,650
Standard Building Solutions, Inc.(d)
08/15/2032	6.500%	476,000	480,602
Standard Industries, Inc.(d)
01/15/2028	4.750%	1,219,000	1,185,238
Summit Materials LLC/Finance Corp.(d)
01/15/2029	5.250%	805,000	815,425
01/15/2031	7.250%	1,851,000	1,998,217
Total			16,232,464
Cable and Satellite 5.4%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	3,355,000	3,244,062
03/01/2030	4.750%	5,761,000	5,335,649
08/15/2030	4.500%	4,631,000	4,202,291
02/01/2031	4.250%	950,000	843,013
02/01/2032	4.750%	2,106,000	1,873,857
01/15/2034	4.250%	460,000	375,763
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	835,000	725,198
DISH Network Corp.(d)
11/15/2027	11.750%	3,660,000	3,864,626
EchoStar Corp.
11/30/2029	10.750%	3,518,684	3,792,355
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,729,000	1,672,603
07/15/2028	4.000%	665,000	621,669
07/01/2030	4.125%	3,553,000	3,175,133
Virgin Media Finance PLC(d)
07/15/2030	5.000%	2,239,000	1,949,784
VZ Secured Financing BV(d)
01/15/2032	5.000%	3,321,000	2,966,513
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	481,000	436,936
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(d)
01/15/2030	4.875%	3,836,000	3,595,011
Total			38,674,463
Chemicals 4.6%
Ashland LLC(d)
09/01/2031	3.375%	2,972,000	2,553,739
Avient Corp.(d)
08/01/2030	7.125%	795,000	815,732
11/01/2031	6.250%	274,000	273,083
Axalta Coating Systems Dutch Holding B BV(d)
02/15/2031	7.250%	1,843,000	1,921,007
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	1,877,000	1,724,451
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	1,566,000	1,588,994
Element Solutions, Inc.(d)
09/01/2028	3.875%	2,766,000	2,640,053
HB Fuller Co.
10/15/2028	4.250%	523,000	497,167
Herens Holdco Sarl(d)
05/15/2028	4.750%	1,880,000	1,724,081
INEOS Finance PLC(d)
04/15/2029	7.500%	1,366,000	1,395,609
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	2,719,000	2,855,563
Ingevity Corp.(d)
11/01/2028	3.875%	1,564,000	1,450,139
Innophos Holdings, Inc.(d)
06/15/2029	11.500%	1,335,000	1,413,431
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,341,000	1,272,868
11/15/2028	9.750%	2,823,000	2,990,861
06/15/2031	7.250%	1,596,000	1,626,436
SPCM SA(d)
03/15/2027	3.125%	854,000	813,581
WR Grace Holdings LLC(d)
06/15/2027	4.875%	2,965,000	2,904,075
08/15/2029	5.625%	1,658,000	1,545,521
03/01/2031	7.375%	442,000	456,114
Total			32,462,505
Construction Machinery 0.8%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	726,000	724,833
Herc Holdings, Inc.(d)
07/15/2027	5.500%	1,737,000	1,731,697
06/15/2029	6.625%	1,280,000	1,308,025
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	372,000	381,051
03/15/2031	7.750%	1,435,000	1,510,716
Total			5,656,322
Consumer Cyclical Services 0.7%
Arches Buyer, Inc.(d)
06/01/2028	4.250%	2,120,000	1,980,480
Match Group, Inc.(d)
06/01/2028	4.625%	381,000	366,896
02/15/2029	5.625%	2,843,000	2,812,497
Total			5,159,873
Consumer Products 1.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(d)
10/15/2029	9.500%	2,544,000	2,538,832
Newell Brands, Inc.
09/15/2027	6.375%	580,000	591,525
05/15/2030	6.375%	529,000	535,749
05/15/2032	6.625%	522,000	528,647
Newell, Inc.(g)
04/01/2026	5.700%	454,000	455,647
Prestige Brands, Inc.(d)
01/15/2028	5.125%	1,103,000	1,088,381
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	805,000	714,451
02/01/2032	4.375%	1,879,000	1,677,495
Total			8,130,727
Diversified Manufacturing 2.8%
Chart Industries, Inc.(d)
01/01/2030	7.500%	973,000	1,016,163
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	3,368,000	3,409,045
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	1,071,000	1,089,024
Esab Corp.(d)
04/15/2029	6.250%	833,000	845,063
Gates Corp. (The)(d)
07/01/2029	6.875%	849,000	868,991
Madison IAQ LLC(d)
06/30/2028	4.125%	1,468,000	1,403,040
Resideo Funding, Inc.(d)
09/01/2029	4.000%	3,047,000	2,807,923
07/15/2032	6.500%	1,770,000	1,788,161
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	2,409,000	2,382,135
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	1,127,000	1,148,081
03/15/2029	6.375%	1,524,000	1,551,218
03/15/2032	6.625%	1,957,000	2,002,114
Total			20,310,958
Electric 5.0%
Alpha Generation LLC(d)
10/15/2032	6.750%	921,000	930,698
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	725,000	686,700
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(d)
02/15/2032	6.375%	1,442,000	1,419,193
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,529,000	1,479,205
02/15/2031	3.750%	3,216,000	2,848,136
01/15/2032	3.750%	2,102,000	1,827,811
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	816,000	742,998
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	2,646,000	2,538,774
09/15/2027	4.500%	381,000	361,545
01/15/2029	7.250%	1,126,000	1,133,957
NRG Energy, Inc.(d)
06/15/2029	5.250%	3,629,000	3,538,449
07/15/2029	5.750%	152,000	149,964
02/15/2031	3.625%	1,992,000	1,755,685
02/01/2033	6.000%	806,000	787,284
11/01/2034	6.250%	615,000	606,536
PG&E Corp.
07/01/2028	5.000%	668,000	644,351
PG&E Corp.(g)
03/15/2055	7.375%	900,000	877,885
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	3,562,000	3,431,276
01/15/2030	4.750%	2,292,000	2,116,859
Vistra Operations Co. LLC(d)
09/01/2026	5.500%	1,857,000	1,856,733
02/15/2027	5.625%	1,270,000	1,267,927
10/15/2031	7.750%	3,612,000	3,817,244
04/15/2032	6.875%	1,003,000	1,033,723
Total			35,852,933
Environmental 0.4%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	272,000	275,121
GFL Environmental, Inc.(d)
01/15/2031	6.750%	1,049,000	1,088,089
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Waste Pro USA, Inc.(d)
02/01/2033	7.000%	1,735,000	1,753,882
Total			3,117,092
Finance Companies 4.3%
GGAM Finance Ltd.(d)
06/15/2028	8.000%	1,105,000	1,165,798
04/15/2029	6.875%	331,000	338,980
03/15/2030	5.875%	2,020,000	2,007,699
Navient Corp.
06/25/2025	6.750%	2,470,000	2,481,494
03/15/2029	5.500%	746,000	715,227
03/15/2031	11.500%	1,265,000	1,433,838
08/01/2033	5.625%	1,903,000	1,681,266
OneMain Finance Corp.
05/15/2029	6.625%	2,534,000	2,574,164
03/15/2030	7.875%	2,255,000	2,368,714
09/15/2030	4.000%	914,000	818,954
05/15/2031	7.500%	1,301,000	1,352,654
11/15/2031	7.125%	548,000	563,552
Provident Funding Associates LP/PFG Finance Corp.(d)
09/15/2029	9.750%	2,108,000	2,201,023
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
03/01/2031	3.875%	2,761,000	2,439,391
10/15/2033	4.000%	6,262,000	5,297,166
Springleaf Finance Corp.
11/15/2029	5.375%	158,000	153,519
United Wholesale Mortgage LLC(d)
06/15/2027	5.750%	770,000	765,541
04/15/2029	5.500%	1,216,000	1,178,612
UWM Holdings LLC(d)
02/01/2030	6.625%	1,152,000	1,153,737
Total			30,691,329
Food and Beverage 2.0%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	1,872,000	1,862,899
06/15/2030	6.000%	1,342,000	1,335,936
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	1,628,000	1,606,603
Performance Food Group, Inc.(d)
09/15/2032	6.125%	739,000	740,667
Post Holdings, Inc.(d)
02/15/2032	6.250%	3,561,000	3,567,162
10/15/2034	6.250%	827,000	806,679
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	761,000	719,209
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	3,098,000	2,888,219
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Foods, Inc.(d)
01/15/2032	7.250%	809,000	839,951
Total			14,367,325
Gaming 3.5%
Boyd Gaming Corp.
12/01/2027	4.750%	894,000	878,043
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	2,745,000	2,831,405
02/15/2032	6.500%	3,462,000	3,504,583
10/15/2032	6.000%	1,242,000	1,208,176
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	907,000	896,789
Churchill Downs, Inc.(d)
05/01/2031	6.750%	1,895,000	1,929,669
International Game Technology PLC(d)
04/15/2026	4.125%	1,252,000	1,236,995
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	949,000	988,791
MGM Resorts International
09/15/2029	6.125%	1,017,000	1,017,278
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	3,427,000	3,258,435
Rivers Enterprise Borrower LLC/Finance Corp.(d),(e)
02/01/2033	6.625%	1,899,000	1,894,144
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	2,911,000	2,834,284
Scientific Games International, Inc.(d)
05/15/2028	7.000%	1,338,000	1,342,922
Wynn Resorts Finance LLC/Capital Corp.(d)
03/15/2033	6.250%	1,391,000	1,377,922
Total			25,199,436
Health Care 6.5%
180 Medical, Inc.(d)
10/15/2029	3.875%	557,000	514,994
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	360,000	350,504
04/15/2029	5.000%	3,015,000	2,868,907
Avantor Funding, Inc.(d)
11/01/2029	3.875%	3,787,000	3,506,370
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,375,000	1,440,115
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	884,000	846,480
03/15/2029	3.750%	923,000	853,044
03/15/2031	4.000%	2,158,000	1,938,211
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(d)
03/15/2027	5.625%	965,000	937,378
05/15/2030	5.250%	4,635,000	3,950,072
02/15/2031	4.750%	244,000	199,234
01/15/2032	10.875%	786,000	809,791
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	1,188,000	1,230,937
DaVita, Inc.(d)
06/01/2030	4.625%	880,000	818,213
IQVIA, Inc.(d)
05/15/2027	5.000%	731,000	723,523
05/15/2030	6.500%	702,000	716,850
LifePoint Health, Inc.(d)
10/15/2030	11.000%	50,000	55,299
Medline Borrower LP/Co-Issuer, Inc.(d)
04/01/2029	6.250%	1,523,000	1,548,177
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	2,657,000	2,481,222
10/01/2029	5.250%	5,079,000	4,919,908
Select Medical Corp.(d)
12/01/2032	6.250%	1,720,000	1,689,462
Star Parent, Inc.(d)
10/01/2030	9.000%	3,793,000	3,992,126
Teleflex, Inc.
11/15/2027	4.625%	2,825,000	2,776,479
Teleflex, Inc.(d)
06/01/2028	4.250%	1,089,000	1,046,464
Tenet Healthcare Corp.
02/01/2027	6.250%	4,268,000	4,273,188
01/15/2030	4.375%	2,104,000	1,967,704
Total			46,454,652
Healthcare REIT 0.0%
MPT Operating Partnership LP/Finance Corp.(d),(e)
02/15/2032	8.500%	197,000	200,162
Independent Energy 5.3%
Baytex Energy Corp.(d)
04/30/2030	8.500%	1,468,000	1,514,274
03/15/2032	7.375%	1,564,000	1,539,625
Civitas Resources, Inc.(d)
11/01/2030	8.625%	2,501,000	2,651,517
07/01/2031	8.750%	355,000	374,693
CNX Resources Corp.(d)
01/15/2029	6.000%	1,450,000	1,437,156
03/01/2032	7.250%	999,000	1,018,547
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	5,914,000	5,873,279
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comstock Resources, Inc.(d)
03/01/2029	6.750%	750,000	736,913
01/15/2030	5.875%	434,000	410,751
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	1,113,000	1,127,822
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	3,081,000	3,059,939
02/01/2029	5.750%	2,565,000	2,491,520
11/01/2033	8.375%	969,000	1,011,811
02/15/2035	7.250%	2,496,000	2,442,780
Matador Resources Co.(d)
04/15/2028	6.875%	872,000	887,661
04/15/2032	6.500%	2,122,000	2,127,185
04/15/2033	6.250%	891,000	878,692
Permian Resources Operating LLC(d)
01/15/2032	7.000%	2,586,000	2,657,843
02/01/2033	6.250%	955,000	957,460
SM Energy Co.
01/15/2027	6.625%	1,485,000	1,484,317
07/15/2028	6.500%	741,000	742,248
SM Energy Co.(d)
08/01/2029	6.750%	937,000	938,142
08/01/2032	7.000%	1,647,000	1,646,398
Total			38,010,573
Leisure 4.1%
Boyne USA, Inc.(d)
05/15/2029	4.750%	1,680,000	1,596,637
Carnival Corp.(d)
08/01/2028	4.000%	2,272,000	2,166,470
08/15/2029	7.000%	1,358,000	1,423,839
Carnival Corp.(d),(e)
02/15/2033	6.125%	1,597,000	1,600,430
Carnival Holdings Bermuda Ltd.(d)
05/01/2028	10.375%	4,317,000	4,593,927
Cinemark USA, Inc.(d)
07/15/2028	5.250%	941,000	922,681
08/01/2032	7.000%	549,000	564,610
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	843,000	826,341
NCL Corp., Ltd.(d)
02/01/2032	6.750%	1,322,000	1,342,846
Royal Caribbean Cruises Ltd.(d)
07/01/2026	4.250%	400,000	394,542
09/30/2031	5.625%	1,373,000	1,363,990
03/15/2032	6.250%	684,000	696,041
02/01/2033	6.000%	1,780,000	1,795,094
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	3,377,000	3,477,448
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	2,079,000	2,123,897
Vail Resorts, Inc.(d)
05/15/2032	6.500%	1,108,000	1,125,093
Viking Cruises Ltd.(d)
07/15/2031	9.125%	2,166,000	2,345,340
VOC Escrow Ltd.(d)
02/15/2028	5.000%	816,000	797,641
Total			29,156,867
Lodging 0.5%
Hilton Domestic Operating Co., Inc.(d)
03/15/2033	5.875%	758,000	752,465
Hilton Grand Vacations Borrower Escrow LLC(d)
07/01/2031	4.875%	955,000	867,491
01/15/2032	6.625%	1,936,000	1,961,181
Total			3,581,137
Media and Entertainment 2.8%
Clear Channel Outdoor Holdings, Inc.(d)
09/15/2028	9.000%	668,000	703,270
04/01/2030	7.875%	1,795,000	1,857,750
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	3,957,000	3,853,935
McGraw-Hill Education, Inc.(d)
09/01/2031	7.375%	460,000	478,456
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	1,222,000	1,143,653
03/15/2030	4.625%	3,133,000	2,908,683
02/15/2031	7.375%	3,498,000	3,664,326
Roblox Corp.(d)
05/01/2030	3.875%	3,286,000	3,007,102
Univision Communications, Inc.(d)
08/15/2028	8.000%	722,000	737,875
06/30/2030	7.375%	1,399,000	1,381,454
Total			19,736,504
Metals and Mining 3.0%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	774,000	803,408
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	574,891
10/01/2031	5.125%	1,499,000	1,416,173
Cleveland-Cliffs, Inc.(d)
11/01/2029	6.875%	578,000	580,525
Constellium SE(d)
04/15/2029	3.750%	5,063,000	4,615,700
08/15/2032	6.375%	1,657,000	1,633,593
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	4,310,000	4,315,661
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	3,185,000	2,861,077
Novelis Corp.(d)
11/15/2026	3.250%	1,452,000	1,403,353
01/30/2030	4.750%	2,112,000	1,985,171
08/15/2031	3.875%	735,000	643,893
Novelis, Inc.(d)
01/30/2030	6.875%	554,000	567,061
Total			21,400,506
Midstream 5.7%
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,160,000	1,186,874
CNX Midstream Partners LP(d)
04/15/2030	4.750%	3,501,000	3,227,921
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	3,486,000	3,657,567
DT Midstream, Inc.(d)
06/15/2031	4.375%	1,729,000	1,599,135
EQM Midstream Partners LP(d)
07/01/2027	6.500%	2,379,000	2,428,283
04/01/2029	6.375%	864,000	879,446
NuStar Logistics LP
10/01/2025	5.750%	1,770,000	1,774,088
06/01/2026	6.000%	1,402,000	1,410,666
04/28/2027	5.625%	3,054,000	3,058,644
Sunoco LP(d)
05/01/2029	7.000%	1,502,000	1,553,630
05/01/2032	7.250%	1,418,000	1,479,564
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	4,199,908
Venture Global Calcasieu Pass LLC(d)
08/15/2031	4.125%	3,152,000	2,848,747
11/01/2033	3.875%	5,353,000	4,611,252
Venture Global LNG, Inc.(d),(g),(h)
	9.000%	1,883,000	1,962,810
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	2,137,000	2,381,796
01/15/2030	7.000%	1,075,000	1,099,125
02/01/2032	9.875%	898,000	988,496
Total			40,347,952
Oil Field Services 1.7%
Archrock Partners LP/Finance Corp.(d)
09/01/2032	6.625%	936,000	948,656
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	692,000	712,662
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries, Inc.(d)
05/15/2027	7.375%	1,051,000	1,058,733
01/31/2030	9.125%	1,901,000	1,974,736
08/15/2031	8.875%	1,746,000	1,655,479
Noble Finance II LLC(d)
04/15/2030	8.000%	1,055,000	1,073,455
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	1,139,154	1,168,656
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	3,014,000	3,086,698
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	718,000	735,151
Total			12,414,226
Other Industry 0.2%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	735,000	722,180
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	692,000	709,472
Total			1,431,652
Other REIT 2.0%
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	1,215,000	1,213,375
02/01/2027	4.250%	2,888,000	2,807,226
06/15/2029	4.750%	544,000	517,326
07/15/2031	7.000%	1,290,000	1,327,641
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
10/01/2028	5.875%	1,840,000	1,819,438
05/15/2029	4.875%	1,134,000	1,083,748
02/01/2030	7.000%	666,000	681,846
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	434,000	449,232
04/01/2032	6.500%	1,211,000	1,220,187
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	969,000	948,373
Service Properties Trust(d)
11/15/2031	8.625%	1,807,000	1,917,652
XHR LP(d)
05/15/2030	6.625%	454,000	458,905
Total			14,444,949
Packaging 1.4%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	3,567,000	3,112,115
Canpack SA/US LLC(d)
11/15/2029	3.875%	2,508,000	2,263,558
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	4,825,000	4,801,152
Total			10,176,825
Paper 0.2%
Glatfelter Corp.(d)
11/15/2031	7.250%	1,145,000	1,129,198
Pharmaceuticals 1.6%
Bausch Health Companies, Inc.(d)
11/01/2025	5.500%	1,065,000	1,044,928
08/15/2027	5.750%	440,000	386,941
06/01/2028	4.875%	2,366,000	1,946,682
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	3,321,000	3,073,294
Jazz Securities DAC(d)
01/15/2029	4.375%	2,505,000	2,386,107
Organon Finance 1 LLC(d)
04/30/2028	4.125%	1,042,000	988,094
04/30/2031	5.125%	1,660,000	1,501,361
Total			11,327,407
Property & Casualty 3.1%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	2,642,000	2,553,976
04/15/2028	6.750%	4,065,000	4,108,209
01/15/2031	7.000%	734,000	747,448
10/01/2031	6.500%	1,649,000	1,650,586
AmWINS Group, Inc.(d)
02/15/2029	6.375%	2,324,000	2,353,023
Ardonagh Finco Ltd.(d),(i)
02/15/2031	7.750%	847,000	871,139
HUB International Ltd.(d)
01/31/2032	7.375%	675,000	694,456
HUB International, Ltd.(d)
06/15/2030	7.250%	4,500,000	4,651,566
Lumbermens Mutual Casualty Co.(d),(j)
12/01/2097	0.000%	4,600,000	4,600
Subordinated
12/01/2037	0.000%	180,000	180
Lumbermens Mutual Casualty Co.(j)
Subordinated
07/01/2026	0.000%	9,865,000	9,865
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	2,629,000	2,692,436
Ryan Specialty LLC(d)
08/01/2032	5.875%	1,851,000	1,835,916
Total			22,173,400
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.7%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	2,340,000	2,347,798
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	2,611,000	2,705,578
Total			5,053,376
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	1,195,000	1,210,970
09/15/2029	5.625%	1,195,000	1,190,857
Yum! Brands, Inc.
04/01/2032	5.375%	1,827,000	1,785,893
Total			4,187,720
Retailers 1.6%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	567,000	539,404
02/15/2032	5.000%	567,000	530,502
Belron UK Finance PLC(d)
10/15/2029	5.750%	732,000	726,640
Cougar JV Subsidiary LLC(d)
05/15/2032	8.000%	554,000	579,828
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	663,000	628,796
01/15/2030	6.375%	486,000	494,608
Hanesbrands, Inc.(d)
05/15/2026	4.875%	780,000	773,422
02/15/2031	9.000%	505,000	539,505
L Brands, Inc.
06/15/2029	7.500%	385,000	396,489
L Brands, Inc.(d)
10/01/2030	6.625%	2,005,000	2,043,421
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	1,709,000	1,618,298
Lithia Motors, Inc.(d)
01/15/2031	4.375%	870,000	801,318
PetSmart, Inc./Finance Corp.(d)
02/15/2029	7.750%	1,987,000	1,978,926
Total			11,651,157
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2029	3.500%	849,000	780,464
Technology 10.0%
Amentum Escrow Corp.(d)
08/01/2032	7.250%	1,586,000	1,607,957
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Block, Inc.(d)
05/15/2032	6.500%	2,384,000	2,438,246
Camelot Finance SA(d)
11/01/2026	4.500%	1,779,000	1,747,281
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	1,511,000	1,463,182
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	1,597,000	1,517,724
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	2,522,000	2,373,578
07/01/2029	4.875%	1,125,000	1,055,117
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	2,797,000	2,864,504
06/30/2032	8.250%	3,372,000	3,503,639
Ellucian Holdings, Inc.(d)
12/01/2029	6.500%	674,000	678,115
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,560,000	1,505,094
06/15/2030	5.950%	3,129,000	3,116,590
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	3,278,000	3,433,272
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,905,000	2,742,125
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	2,775,000	2,566,402
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(d)
05/01/2029	8.750%	2,245,000	2,315,302
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	824,000	776,776
05/30/2029	9.500%	3,430,000	3,587,066
Iron Mountain Information Management Services, Inc.(d)
07/15/2032	5.000%	390,000	363,064
Iron Mountain, Inc.(d)
01/15/2033	6.250%	755,000	756,863
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	3,217,000	3,504,867
NCR Corp.(d)
10/01/2028	5.000%	1,257,000	1,211,227
04/15/2029	5.125%	1,261,000	1,202,872
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	2,866,000	2,442,342
Picard Midco, Inc.(d)
03/31/2029	6.500%	5,669,000	5,573,516
Seagate HDD
12/15/2029	8.250%	809,000	868,209
07/15/2031	8.500%	898,000	962,689
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies, Inc.(d)
07/15/2032	6.625%	1,346,000	1,356,552
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	2,153,000	2,128,140
08/15/2032	6.750%	861,000	883,991
SS&C Technologies, Inc.(d)
06/01/2032	6.500%	1,059,000	1,075,523
Synaptics, Inc.(d)
06/15/2029	4.000%	1,559,000	1,433,157
UKG, Inc.(d)
02/01/2031	6.875%	1,493,000	1,523,707
Zebra Technologies Corp.(d)
06/01/2032	6.500%	2,644,000	2,705,831
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	4,607,000	4,237,775
Total			71,522,295
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(d)
01/15/2030	8.250%	929,000	960,369
02/15/2031	8.000%	1,025,000	1,058,695
Total			2,019,064
Wireless 1.1%
SBA Communications Corp.
02/15/2027	3.875%	740,000	716,057
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	3,244,000	2,826,856
07/15/2031	4.750%	3,314,000	2,914,356
04/15/2032	7.750%	1,217,000	1,232,825
Total			7,690,094
Wirelines 1.6%
Fibercop SpA(d)
07/18/2036	7.200%	233,000	238,347
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	2,256,000	2,385,487
03/15/2031	8.625%	1,993,000	2,130,256
Iliad Holding SAS(d)
10/15/2028	7.000%	2,192,000	2,230,274
Iliad Holding SASU(d)
04/15/2031	8.500%	935,000	1,003,773
04/15/2032	7.000%	993,000	1,007,564
Optics Bidco SpA(d)
06/04/2038	7.721%	802,000	844,855
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Windstream Escrow LLC/Finance Corp.(d)
10/01/2031	8.250%	1,776,000	1,838,928
Total			11,679,484
Total Corporate Bonds & Notes (Cost $665,031,667)			662,213,866

Foreign Government Obligations(k) 0.9%

Canada 0.9%
NOVA Chemicals Corp.(d)
05/01/2025	5.000%	1,151,000	1,148,244
11/15/2028	8.500%	2,744,000	2,914,711
02/15/2030	9.000%	1,637,000	1,740,643
12/01/2031	7.000%	710,000	717,410
Total			6,521,008
Total Foreign Government Obligations (Cost $6,341,031)			6,521,008

Senior Loans 2.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.3%
8th Avenue Food & Provisions, Inc.(l),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.176%	4,764	4,661
Arches Buyer, Inc.(l),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.662%	2,345,000	2,297,115
Total			2,301,776
Property & Casualty 0.3%
Broadstreet Partners, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/13/2031	7.312%	1,905,425	1,914,209
Retailers 0.5%
PetSmart LLC(l),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.162%	3,602,618	3,608,022
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.3%
Ascend Learning LLC(l),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.312%	4,005,130	3,998,241
UKG, Inc.(l),(m)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.300%	5,225,733	5,254,736
Total			9,252,977
Total Senior Loans (Cost $16,982,306)			17,076,984

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.511%(n),(o)	20,507,827	20,505,777
Total Money Market Funds (Cost $20,500,213)		20,505,777
Total Investments in Securities (Cost: $718,192,563)		712,669,286
Other Assets & Liabilities, Net		1,659,557
Net Assets		714,328,843
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2025, the total value of these securities amounted to $61, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $617,476,607, which represents 86.44% of total net assets.

(e)	Represents a security purchased on a when-issued basis.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2025.

(h)	Perpetual security with no specified maturity date.
(i)	Represents a security purchased on a forward commitment basis.
(j)	Represents a security in default.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)
The stated interest rate represents the weighted average interest rate at January 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Variable rate security. The interest rate shown was the current rate as of January 31, 2025.
(n)	The rate shown is the seven-day current annualized yield at January 31, 2025.
(o)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.511%
	19,904,041	100,442,193	(99,841,429)	972	20,505,777	429	458,825	20,507,827
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,862	—	61	1,923
Consumer Discretionary	54,666	—	—	54,666
Industrials	8,723	—	—	8,723
Utilities	—	—	0 *	0 *
Total Common Stocks	65,251	—	61	65,312
Convertible Bonds	—	6,286,339	—	6,286,339
Corporate Bonds & Notes	—	662,213,866	—	662,213,866
Foreign Government Obligations	—	6,521,008	—	6,521,008
Senior Loans	—	17,076,984	—	17,076,984
Money Market Funds	20,505,777	—	—	20,505,777
Total Investments in Securities	20,571,028	692,098,197	61	712,669,286

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Statement of Assets and Liabilities
January 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $697,692,350)	$692,163,509
Affiliated issuers (cost $20,500,213)	20,505,777
Cash	60,346
Receivable for:
Capital shares sold	3,161,679
Dividends	78,689
Interest	11,425,436
Foreign tax reclaims	25,310
Expense reimbursement due from Investment Manager	1,971
Prepaid expenses	7,043
Other assets	28,405
Total assets	727,458,165
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	8,137,790
Capital shares redeemed	1,106,698
Distributions to shareholders	3,498,512
Management services fees	12,637
Distribution and/or service fees	1,443
Transfer agent fees	51,243
Compensation of chief compliance officer	65
Compensation of board members	548
Other expenses	39,618
Deferred compensation of board members	280,768
Total liabilities	13,129,322
Net assets applicable to outstanding capital stock	$714,328,843
Represented by
Paid in capital	767,152,037
Total distributable earnings (loss)	(52,823,194)
Total - representing net assets applicable to outstanding capital stock	$714,328,843
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Statement of Assets and Liabilities (continued)
January 31, 2025 (Unaudited)
Class A
Net assets	$188,646,839
Shares outstanding	21,465,201
Net asset value per share	$8.79
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.23
Class C
Net assets	$5,561,663
Shares outstanding	633,519
Net asset value per share	$8.78
Institutional Class
Net assets	$262,734,546
Shares outstanding	29,830,843
Net asset value per share	$8.81
Institutional 2 Class
Net assets	$96,021,986
Shares outstanding	10,895,089
Net asset value per share	$8.81
Institutional 3 Class
Net assets	$145,585,426
Shares outstanding	16,540,637
Net asset value per share	$8.80
Class S
Net assets	$15,778,383
Shares outstanding	1,791,484
Net asset value per share	$8.81
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Statement of Operations
Six Months Ended January 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,024
Dividends — affiliated issuers	458,825
Interest	23,141,122
Interfund lending	686
Foreign taxes withheld	(4,962)
Total income	23,596,695
Expenses:
Management services fees	2,367,866
Distribution and/or service fees
Class A	241,408
Class C	28,545
Transfer agent fees
Class A	115,397
Advisor Class	2,103
Class C	3,411
Institutional Class	161,966
Institutional 2 Class	28,014
Institutional 3 Class	4,012
Class S	6,067
Custodian fees	3,642
Printing and postage fees	37,033
Registration fees	50,288
Accounting services fees	16,793
Legal fees	10,720
Compensation of chief compliance officer	65
Compensation of board members	9,523
Deferred compensation of board members	20,697
Other	17,043
Total expenses	3,124,593
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(373,915)
Expense reduction	(220)
Total net expenses	2,750,458
Net investment income	20,846,237
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(52,096)
Investments — affiliated issuers	429
Net realized loss	(51,667)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,731,621
Investments — affiliated issuers	972
Net change in unrealized appreciation (depreciation)	3,732,593
Net realized and unrealized gain	3,680,926
Net increase in net assets resulting from operations	$24,527,163
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
Operations
Net investment income	$20,846,237	$41,366,122
Net realized loss	(51,667)	(23,693,459)
Net change in unrealized appreciation (depreciation)	3,732,593	50,141,455
Net increase in net assets resulting from operations	24,527,163	67,814,118
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,314,176)	(10,996,740)
Advisor Class	(99,740)	(666,531)
Class C	(135,551)	(282,482)
Institutional Class	(7,793,898)	(13,181,772)
Institutional 2 Class	(2,946,848)	(8,039,112)
Institutional 3 Class	(4,311,289)	(8,536,177)
Class R	—	(14,019)
Class S	(299,063)	—
Total distributions to shareholders	(20,900,565)	(41,716,833)
Increase (decrease) in net assets from capital stock activity	(55,610,239)	33,737,287
Total increase (decrease) in net assets	(51,983,641)	59,834,572
Net assets at beginning of period	766,312,484	706,477,912
Net assets at end of period	$714,328,843	$766,312,484
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2025 (Unaudited)		July 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	842,620	7,408,820	2,338,343	19,830,382
Distributions reinvested	544,130	4,788,301	1,161,569	9,913,289
Shares redeemed	(2,137,087)	(18,797,164)	(5,851,320)	(49,722,183)
Net decrease	(750,337)	(6,600,043)	(2,351,408)	(19,978,512)
Advisor Class
Shares sold	34,634	306,445	292,773	2,499,261
Distributions reinvested	9,058	80,238	77,799	663,624
Shares redeemed	(755,351)	(6,659,999)	(1,755,499)	(14,917,436)
Net decrease	(711,659)	(6,273,316)	(1,384,927)	(11,754,551)
Class C
Shares sold	67,102	589,591	126,102	1,075,446
Distributions reinvested	15,309	134,595	32,898	280,550
Shares redeemed	(116,620)	(1,023,848)	(191,764)	(1,633,917)
Net decrease	(34,209)	(299,662)	(32,764)	(277,921)
Institutional Class
Shares sold	2,893,763	25,533,756	13,811,109	118,696,826
Distributions reinvested	809,572	7,139,453	1,385,187	11,876,588
Shares redeemed	(5,785,625)	(51,094,401)	(5,850,787)	(50,073,384)
Net increase (decrease)	(2,082,290)	(18,421,192)	9,345,509	80,500,030
Institutional 2 Class
Shares sold	976,014	8,608,706	3,235,638	27,688,019
Distributions reinvested	332,962	2,938,784	938,941	8,034,050
Shares redeemed	(5,310,163)	(46,834,714)	(6,630,362)	(56,780,376)
Net decrease	(4,001,187)	(35,287,224)	(2,455,783)	(21,058,307)
Institutional 3 Class
Shares sold	862,317	7,592,538	4,006,134	33,919,045
Distributions reinvested	244,217	2,152,627	451,007	3,857,956
Shares redeemed	(1,629,004)	(14,373,786)	(3,659,688)	(31,092,989)
Net increase (decrease)	(522,470)	(4,628,621)	797,453	6,684,012
Class R
Shares sold	—	—	18,846	161,407
Distributions reinvested	—	—	1,463	12,411
Shares redeemed	—	—	(64,144)	(551,282)
Net decrease	—	—	(43,835)	(377,464)
Class S
Shares sold	1,877,297	16,655,507	—	—
Distributions reinvested	34,022	298,967	—	—
Shares redeemed	(119,835)	(1,054,655)	—	—
Net increase	1,791,484	15,899,819	—	—
Total net increase (decrease)	(6,310,668)	(55,610,239)	3,874,245	33,737,287
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

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Columbia Income Opportunities Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2025 (Unaudited)	$8.75	0.24	0.04	0.28	(0.24)	—	(0.24)
Year Ended 7/31/2024	$8.44	0.47	0.31	0.78	(0.47)	—	(0.47)
Year Ended 7/31/2023	$8.63	0.43	(0.18)	0.25	(0.44)	—	(0.44)
Year Ended 7/31/2022	$9.96	0.38	(1.04)	(0.66)	(0.37)	(0.30)	(0.67)
Year Ended 7/31/2021	$9.67	0.41	0.33	0.74	(0.45)	—	(0.45)
Year Ended 7/31/2020	$9.87	0.43	(0.21)(d)	0.22	(0.42)	—	(0.42)
Class C
Six Months Ended 1/31/2025 (Unaudited)	$8.74	0.21	0.04	0.25	(0.21)	—	(0.21)
Year Ended 7/31/2024	$8.43	0.40	0.32	0.72	(0.41)	—	(0.41)
Year Ended 7/31/2023	$8.62	0.36	(0.18)	0.18	(0.37)	—	(0.37)
Year Ended 7/31/2022	$9.95	0.31	(1.04)	(0.73)	(0.30)	(0.30)	(0.60)
Year Ended 7/31/2021	$9.66	0.34	0.33	0.67	(0.38)	—	(0.38)
Year Ended 7/31/2020	$9.86	0.36	(0.21)(d)	0.15	(0.35)	—	(0.35)
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$8.77	0.25	0.05	0.30	(0.26)	—	(0.26)
Year Ended 7/31/2024	$8.46	0.49	0.31	0.80	(0.49)	—	(0.49)
Year Ended 7/31/2023	$8.65	0.45	(0.18)	0.27	(0.46)	—	(0.46)
Year Ended 7/31/2022	$9.98	0.40	(1.04)	(0.64)	(0.39)	(0.30)	(0.69)
Year Ended 7/31/2021	$9.69	0.44	0.33	0.77	(0.48)	—	(0.48)
Year Ended 7/31/2020	$9.89	0.45	(0.21)(d)	0.24	(0.44)	—	(0.44)
Institutional 2 Class
Six Months Ended 1/31/2025 (Unaudited)	$8.77	0.26	0.04	0.30	(0.26)	—	(0.26)
Year Ended 7/31/2024	$8.46	0.49	0.32	0.81	(0.50)	—	(0.50)
Year Ended 7/31/2023	$8.66	0.46	(0.20)	0.26	(0.46)	—	(0.46)
Year Ended 7/31/2022	$9.99	0.41	(1.04)	(0.63)	(0.40)	(0.30)	(0.70)
Year Ended 7/31/2021	$9.70	0.45	0.33	0.78	(0.49)	—	(0.49)
Year Ended 7/31/2020	$9.90	0.46	(0.21)(d)	0.25	(0.45)	—	(0.45)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2025 (Unaudited)	$8.79	3.27%	1.06%	0.96% (c)	5.48%	17%	$188,647
Year Ended 7/31/2024	$8.75	9.54%	1.07%	0.96% (c)	5.47%	41%	$194,321
Year Ended 7/31/2023	$8.44	3.05%	1.08%	0.96% (c)	5.12%	22%	$207,301
Year Ended 7/31/2022	$8.63	(6.99% )	1.05%	0.95% (c)	4.10%	34%	$236,681
Year Ended 7/31/2021	$9.96	7.85%	1.15%	1.01% (c)	4.18%	58%	$291,523
Year Ended 7/31/2020	$9.67	2.32%	1.09%	1.04% (c)	4.45%	56%	$314,014
Class C
Six Months Ended 1/31/2025 (Unaudited)	$8.78	2.88%	1.81%	1.71% (c)	4.72%	17%	$5,562
Year Ended 7/31/2024	$8.74	8.73%	1.82%	1.71% (c)	4.72%	41%	$5,835
Year Ended 7/31/2023	$8.43	2.28%	1.82%	1.71% (c)	4.35%	22%	$5,905
Year Ended 7/31/2022	$8.62	(7.70% )	1.80%	1.70% (c)	3.33%	34%	$8,365
Year Ended 7/31/2021	$9.95	7.04%	1.90%	1.77% (c)	3.43%	58%	$11,626
Year Ended 7/31/2020	$9.66	1.55%	1.84%	1.79% (c)	3.70%	56%	$26,465
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$8.81	3.40%	0.81%	0.71% (c)	5.72%	17%	$262,735
Year Ended 7/31/2024	$8.77	9.80%	0.82%	0.71% (c)	5.73%	41%	$279,753
Year Ended 7/31/2023	$8.46	3.32%	0.82%	0.71% (c)	5.36%	22%	$190,837
Year Ended 7/31/2022	$8.65	(6.74% )	0.80%	0.70% (c)	4.34%	34%	$205,801
Year Ended 7/31/2021	$9.98	8.11%	0.91%	0.77% (c)	4.46%	58%	$277,062
Year Ended 7/31/2020	$9.69	2.58%	0.87%	0.78% (c)	4.76%	56%	$702,635
Institutional 2 Class
Six Months Ended 1/31/2025 (Unaudited)	$8.81	3.43%	0.74%	0.64%	5.78%	17%	$96,022
Year Ended 7/31/2024	$8.77	9.88%	0.75%	0.64%	5.79%	41%	$130,682
Year Ended 7/31/2023	$8.46	3.27%	0.76%	0.64%	5.44%	22%	$146,855
Year Ended 7/31/2022	$8.66	(6.66% )	0.73%	0.63%	4.44%	34%	$138,972
Year Ended 7/31/2021	$9.99	8.24%	0.74%	0.64%	4.55%	58%	$131,971
Year Ended 7/31/2020	$9.70	2.65%	0.73%	0.71%	4.79%	56%	$108,883
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2025 (Unaudited)	$8.76	0.26	0.04	0.30	(0.26)	—	(0.26)
Year Ended 7/31/2024	$8.45	0.50	0.31	0.81	(0.50)	—	(0.50)
Year Ended 7/31/2023	$8.64	0.46	(0.18)	0.28	(0.47)	—	(0.47)
Year Ended 7/31/2022	$9.97	0.41	(1.04)	(0.63)	(0.40)	(0.30)	(0.70)
Year Ended 7/31/2021	$9.69	0.45	0.32	0.77	(0.49)	—	(0.49)
Year Ended 7/31/2020	$9.89	0.47	(0.21)(d)	0.26	(0.46)	—	(0.46)
Class S
Six Months Ended 1/31/2025 (Unaudited)(e)	$8.89	0.17	(0.08)(d)	0.09	(0.17)	—	(0.17)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2025 (Unaudited)	$8.80	3.46%	0.70%	0.59%	5.84%	17%	$145,585
Year Ended 7/31/2024	$8.76	9.94%	0.70%	0.59%	5.84%	41%	$149,476
Year Ended 7/31/2023	$8.45	3.44%	0.70%	0.59%	5.48%	22%	$137,457
Year Ended 7/31/2022	$8.64	(6.64% )	0.68%	0.58%	4.46%	34%	$155,887
Year Ended 7/31/2021	$9.97	8.19%	0.68%	0.61%	4.61%	58%	$199,959
Year Ended 7/31/2020	$9.69	2.70%	0.68%	0.66%	4.83%	56%	$399,854
Class S
Six Months Ended 1/31/2025 (Unaudited)(e)	$8.81	0.99%	0.83%	0.71%	5.93%	17%	$15,778
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements
January 31, 2025 (Unaudited)
Note 1. Organization
Columbia Income Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the

Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a

Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2025 was 0.65% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.04 (a)
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class S	0.12

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $220.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $879,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	62,314
Class C	—	1.00 (b)	604

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2024 through November 30, 2025 (%)	Prior to December 1, 2024 (%)
Class A	0.96	0.96
Class C	1.71	1.71
Institutional Class	0.71	0.71
Institutional 2 Class	0.65	0.64
Institutional 3 Class	0.60	0.59
Class S	0.71	0.71
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
718,193,000	12,187,000	(17,711,000)	(5,524,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(6,841,349)	(39,178,502)	(46,019,851)

Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $116,011,923 and $169,048,043, respectively, for the six months ended January 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	4,600,000	5.37	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.
Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions

Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At January 31, 2025, affiliated shareholders of record owned 46.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Income Opportunities Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR164_07_R01_(03/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	March 25, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	March 25, 2025